Restatement of Previously Issued Financial Statements - Statements of Cash Flows (Details) - Decarbonization Plus Acquisition Corporation Iii - USD ($)	2 Months Ended	5 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Initial classification of common stock subject to possible redemption	$ 307,899,890	$ 307,899,890
Change in value of common stock subject to possible redemption	117,620	(23,037,240)
Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Initial classification of common stock subject to possible redemption	(307,899,890)	(307,899,890)
Change in value of common stock subject to possible redemption	$ (117,620)	$ 23,037,240